Gain on realization of marketable securities (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Gain on realization of marketable securities disclosure [Abstract]
Conversion factor for each newly-issued share	0.4778
Additional amount paid to former shareholders (in dollars per share)	$ 15.60
Accumulated other comprehensive income effect in Pride holdings	$ 416
Gain on realization of marketable securities	416	0	0
Cash proceeds	$ 141